Stock options	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Stock options
23.	Stock options

23.1	Description of stock options plans

Stock options of the Group are granted to directors, corporate auditor and employees of the Group. The fair value of stock options granted is estimated at the date of grant using a Monte Carlo simulation model, which utilizes several assumptions including dividend yield, risk-free interest rate and the volatility of the Group’s stock. The model simulates the share price and compares it against the knock-out barrier price, which is reflected into the fair values of the stock options as a market condition. It takes into account expected dividends, and the share price volatility of the Group. There are no cash settlement alternatives for the directors, corporate auditor and employees. The Group does not have a past practice of cash settlement for these awards, and accordingly, the stock option plans are recognized as equity-settled plans.

The grant date and exercise period of each stock option are as follows:

	Number of options	Grant Date	Exercise period
Series 4 Stock options	913	July 16, 2013	From February 17, 2014 to February 16, 2017
Series 5 Stock options	1,440	October 31, 2014	From April 1, 2015 to March 31, 2018
Series 6 Stock options	2,665	October 14, 2015	From April 1, 2016 to April 30, 2019
Series 7 Stock options	2,179	June 30, 2016	From April 1, 2017 to March 31, 2020
Series 8 Stock options	4,027	April 14, 2017	From April 14, 2019 to April 13, 2022
Series 9 Stock options	2,417	March 14, 2018	From April 1, 2019 to March 31, 2022

Numbers of stock options and shares outstanding are as follows:

	As of December 31, 2018		As of December 31, 2017		As of December 31, 2016
	Options	Shares	Options	Shares	Options	Shares
Series 4 Stock options	—	—	—	—	136	81,600
Series 5 Stock options	—	—	200	120,000	1,215	729,000
Series 6 Stock options	771	154,200	1,210	242,000	2,390	478,000
Series 7 Stock options	—	—	—	—	2,151	430,200
Series 8 Stock options	3,639	727,800	3,797	759,400	—	—
Series 9 Stock options	—	—	—	—	—	—

Total	4,410	882,000	5,207	1,121,400	5,892	1,718,800

The above table has been adjusted to reflect the effect of the following stock splits. The Group implemented a stock split at a ratio of 2 shares for 1 share as of September 1, 2017 and at a ratio of 3 shares for 1 share as of July 1, 2015.

A holder of the stock options must be directors, corporate auditor or employees of the Group or the Group when exercising the rights, unless the holder is no longer in such a position because he or she has retired at the mandatory retirement age, at the end of his or her term, or for some other valid reason for options.

A holder of the stock options for Series 5, 6, 7, 8 and 9 may exercise the stock options only when the following conditions for each series are met respectively:

Series 9 Stock options were issued but the vesting conditions were not met.

Series 5 Stock options

The amount of accumulated operating income in the audited statements of profit or loss of the Group in the filed securities reports in accordance with Japanese GAAP for the fiscal years from 2014 through 2015 exceeds ¥572 million.

Series 6 Stock options

The amount of operating income in the audited statement of profit or loss of the Group in the filed securities reports in accordance with Japanese GAAP for the fiscal year 2015 exceeds ¥754 million.

The average closing stock price of common stock of the Group on the TSE for any of five consecutive business days is lower than 60% of the exercise price (figure less than ¥1 is rounded down.), at any point during the period stipulated, from the allotment date of the stock options to the expiration date.

Series 7 Stock options

The amount of net sales in the audited consolidated statement of profit or loss of the Group in the filed securities reports in accordance with Japanese GAAP for the fiscal year 2016 exceeds ¥23,200 million and the amount of operating income exceeds ¥1,031 million.

The average closing stock price of common stock of the Group on the TSE for any of five consecutive business days is lower than 60% of the exercise price (figure less than ¥1 is rounded down.), at any point during the period stipulated, from the allotment date of the stock options to the expiration date.

The Group may acquire the stock options for Series 8 to grant free of charge in the event of the following condition.

Series 8 Stock options

The average closing stock price of common stock of the Group on the TSE for any of five consecutive business days is lower than 60% of the exercise price (figure less than ¥1 is rounded down.), at any point during the period stipulated, before entering into the exercise period.

Series 9 Stock options

The amount of sales and operating income in the audited statement of profit or loss of the Group in the filed securities reports in accordance with Japanese GAAP for the fiscal year 2018 exceeds ¥62,932 million and ¥754 million, respectively.

The average closing stock price of common stock of the Group on the TSE for any of five consecutive business days is lower than 60% of the exercise price (figure less than ¥1 is rounded down.), at any point during the period stipulated, before entering into the exercise period.

The expenses recognized in connection with stock options during the years ended December 31, 2018 and 2017 was ¥70,728 thousand and ¥57,759 thousand, respectively. There were no cancelations or modifications to the awards in 2018 and 2017.

As related party transactions, 570 stock options (114,000 shares) for the Series 6,410 stock options (82,000 shares) for the Series 7, 585 stock options (117,000 shares) for the Series 8 and 550 stock options (55,000 shares) for the Series 9 are granted to the directors and corporate auditor.

23.2	Movement during the year

The following table illustrates the number and weighted average exercise prices (WAEP) of, and movements in, stock options during the year:

		2018		2017		2016
	NOTE	Number of shares	WAEP (Yen per share)	Number of shares	WAEP (Yen per share)	Number of shares	WAEP (Yen per share)
Outstanding at January 1	(i)	1,121,400	765	1,718,800	495	1,568,000	429
Granted during the year	(i)	241,700	4,855	805,400	901	435,800	622
Forfeited during the year	(i)	(1,000)	4,855	(480,200)	647	(76,000)	487
Exercised during the year	(i)(ii)	(198,000)	475	(901,000)	449	(209,000)	263
Expired during the year	(i)	(41,400)	799	(21,600)	142	—	—

Outstanding at December 31	(i)	1,122,700	1,692	1,121,400	765	1,718,800	495

Exercisable at December 31	(i)	154,200	488	362,000	480	1,288,600	453

(i)

The number of shares underlying the stock options has been adjusted to reflect the effect of the following stock splits. The Group implemented a stock split at a ratio of two shares per share as of September 1, 2017.

(ii)	The weighted average share price at the date of exercise of these options was ¥4,888 (2017: ¥2,764).

The weighted average remaining contractual life for the stock options outstanding as at December 31, 2018 was 2.77 years (2017: 3.21 years).

The weighted average fair value of options granted during the year was ¥154,500 (2017: ¥40,816).

The range of exercise prices for options outstanding at the end of the year was ¥481 and ¥901 (2017: ¥465 to ¥901).

23.3	Valuation models and key assumptions used

The following table lists the inputs to the models used for the three options.

Model used: Monte Carlo simulation model.

	NOTE	Series 6 Stock options	Series 7 Stock options	Series 8 Stock options	Series 9 Stock options
Weighted average fair values at the grant date	(i)	28,355	28,464	40,816	154,500
Dividend yield (%)		1.0	0.9	1.2	0.2
Expected volatility (%)		46.0	47.0	44.0	55.0
Risk-free interest rate (%)		0.0	(0.3)	(0.2)	(0.2)
Expected life of stock options (years)		3.5	3.8	5.0	4.1
Weighted average share price (yen)		502	572	826	4,770
Exercise price (yen)		488	622	901	4,855

(i)	These are the values per stock option. There are 200 shares for Series 8 Stock options.

The expected life of the stock options is based on historical data and current expectations and is not necessarily indicative of exercise patterns that may occur. The expected volatility reflects the assumption that the historical volatility over a period similar to the life of the options is indicative of future trends, which may not necessarily be the actual outcome.

IFRS 2 is not applied retrospectively for Series 5 Stock options that had vested at the date of transition to IFRS.